Law Offices of

Paul Hastings LLP

55 Second Street

San Francisco, California 94105

Telephone (415) 856-7000

Facsimile (415) 856-7100

www.paulhastings.com

March 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	State Street Institutional Funds

File Nos. 333-29337 and 811-08257 (the “Registrant”)

Ladies and Gentlemen:

We are counsel to the State Street Institutional Funds (the “Registrant”), and have reviewed the enclosed Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of the Amendment is to seek review by the staff of the Securities and Exchange Commission of a revised prospectus and a revised statement of additional information with respect to existing series of the Registrant.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth
David A. Hearth for PAUL HASTINGS LLP